Investments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Trust	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2023 USD ($)	Dec. 31, 2021
Schedule Of Held To Maturity Securities [Line Items]
Investment value	$ 2,804,353,000
Interest and investment income	33,281,000	$ 29,073,000	$ 87,122,000
Amortized cost of available-for-sale investments	113,280,000	2,143,457,000
Unrealized gain (loss) on available-for-sales investments	$ 6,729,000	(10,619,000)	8,779,000
Certain investments held in number of trusts | Trust	2
Gross proceeds from sales of available-for-sale investments	$ 2,166,763,000	0	0
Gain on disposal of available-for-sale investments	182,714,000	0	0
Unrealized gain (loss) on available-for-sale investments other comprehensive income	(4,954,000)	0	0
Equity investment	281,762,000	278,384,000
Impairment charges on equity investments	0	0
Short-term Investments
Schedule Of Held To Maturity Securities [Line Items]
Amortized cost of held-to-maturity debt investments	2,254,968,000	1,649,810,000
Interest receivable	23,383,000	23,944,000
Interest and investment income from held-to-maturity debt investments	80,855,000	66,282,000	50,425,000
Held-to-Maturity Debt Investments, Net
Schedule Of Held To Maturity Securities [Line Items]
Allowance for credit lossess for interest receivable	0	0
Short-term Equity Securities
Schedule Of Held To Maturity Securities [Line Items]
Interest and investment income	99,213,000	302,366,000	308,860,000
Unrealized gain (loss) on available-for-sales investments	(233,796,000)	107,795,000	282,246,000
Long-term Investments
Schedule Of Held To Maturity Securities [Line Items]
Interest and investment income	7,478,000	26,418,000	9,760,000
Amortized cost of held-to-maturity debt investments	224,421,000	206,885,000
Interest receivable	$ 2,229,000	1,385,000
Keyvac
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage					55.00%
Evaheart
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	7.06%
Two Trusts
Schedule Of Held To Maturity Securities [Line Items]
Investment value	$ 460,839,000	422,733,000
Interest and investment income	$ 3,214,000	14,692,000	$ 32,334,000
UPH
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	51.00%
Equity investment, impairment loss		216,000
SKY
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage				45.00%
Equity investment				$ 103,000,000
VIVO (Suzhou) Health Industry Investment Fund L.P.
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	12.50%
Equity investment	$ 104,411,000	96,178,000
Total committed capital contribution	143,000,000
Capital contributed	100,000,000
capital contribution unpaid	$ 43,000,000
Vivo Innovation Fund II, L.P.
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	16.86%
Equity investment	$ 38,856,000	$ 34,216,000
Total committed capital contribution	50,000,000
Capital contributed	41,000,000
capital contribution unpaid	$ 9,000,000
Vivo Co-Invest (S), L.P.
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	100.00%	100.00%
Equity investment	$ 8,029,000	$ 7,905,000
BogotaBio
Schedule Of Held To Maturity Securities [Line Items]
Ownership Percentage	11.24%
Unpaid cash capital contribution	$ 3,120,000	$ 2,632,000